UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21050______

_______BlackRock New Jersey Municipal Bond Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New Jersey Municipal Bond Trust

_______40 East 52nd Street, New York, NY 10022_______
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___August 31, 2005

Date of reporting period:__May 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (Unaudited)

BlackRock New Jersey Municipal Bond Trust (BLJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.7%
			Multi-State—6.3%
Baa1	$2,000	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$ 2,284,980

			New Jersey—124.6%
			Econ. Dev. Auth.,
BBB	2,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	2,121,840
B	2,335		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	2,116,561
BBB-	2,000		Fellowship Vlg. Proj., Ser. A, 5.50%, 1/01/25	01/08 @ 102	2,022,320
Baa3	2,250		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,655,967
BBB	1,000		Sld. Wst. Rev., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	1,050,090
NR	1,740		Victoria Hlth. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	1,878,504
BBB-	2,500		Winchester Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	2,625,050
			Edl. Facs. Auth.,
BBB-	500		Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	530,400
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	1,097,450
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	1,082,310
BBB+	630		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	714,061
AAA	4,000		Garden St. Pres. Trust, Open Space & Farmland Pres. Proj.,
			Ser. B, Zero Coupon, 11/01/27, FSA	No Opt. Call	1,427,760
			Hlth. Care Fac. Fin. Auth.,
A	2,000		Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	2,145,020
A+	2,000		Catholic Hlth. East Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	2,101,940
A2	2,000	[4]	Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	2,135,940
Baa1	2,500		So. Jersey Hosp. Proj., 6.00%, 7/01/32	07/12 @ 100	2,673,475
AAA	2,250		Hsg. & Mtg. Fin. Agcy., Multi-Fam. Hsg. Rev., Ser. A, 5.65%, 5/01/40, AMBAC	11/07 @ 101.5	2,334,533
NR	2,500		Middlesex Cnty. Imprvt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	2,493,600
			Port Auth. of NY & NJ,
NR	130		Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	07/05 @ 100	130,563
AAA	1,500		Ser. 125, 5.00%, 4/15/32, FSA	04/12 @ 101	1,585,815
AAA	2,250		Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,400,907
BBB	4,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	4,091,920
AAA	1,000		Univ. of Med. & Dentistry, Ser. A, 5.00%, 12/01/31, AMBAC	12/12 @ 100	1,052,950
			Vineland, GO, MBIA,
AAA	1,000		5.30%, 5/15/29	05/10 @ 101	1,063,270
AAA	1,500		5.375%, 5/15/32	05/10 @ 101	1,589,520

					45,121,766

			Puerto Rico—19.8%
A-	2,250		Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,412,900
A	2,100		Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,229,759
			Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	1,685	[5]	5.25%, 7/01/12	N/A	1,879,584
BBB	615		5.25%, 7/01/27	07/12 @ 100	658,831

					7,181,074

			Total Long-Term Investments (cost $50,781,735)		54,587,820

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BlackRock New Jersey Municipal Bond Trust (BLJ) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		SHORT-TERM INVESTMENTS—3.5%
		New Jersey—3.5%
A1+	$ 960	Edl. Fac. Auth., Princeton Univ. Proj., Ser. B, 2.90%, 6/01/05, FRDD	$ 960,000
VMIG1	300	Essex Cnty. Impvt. Auth. Rev., Aces Pooled Govtl. Loan Prog., 2.93%, 6/01/05, FRWD	300,000

		Total Short-Term Investments (cost $1,260,000)	1,260,000

		Total Investments—154.2% (cost $52,041,7356)	$ 55,847,820
		Other assets in excess of liabilities—1.6%	587,700
		Preferred shares at redemption value, including dividends payable—(55.8)%	(20,226,006)

		Net Assets Applicable to Common Shareholders—100%	$ 36,209,514

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2005, the Trust held 6.3% of it nets assets, with a current market value of $2,284,980, in securities restricted as to resale.
[4]	Securities, or a portion thereof, pledged as collateral with a value of $320,391 on 193 short U.S. Treasury Note futures contracts expiring Sept. 2005. The value of such contracts on May 31, 2005 was $21,860,266, with an unrealized loss of $247,550.
[5]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Cost for Federal income purposes is $52,026,493. The net unrealized appreciation on a tax basis is $3,821,327 consisting of $3,906,475 gross unrealized appreciation and $85,148 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corporation	FSA	— Financial Security Assurance
FGIC	— Financial Guaranty Insurance Company	GO	— General Obligation
FRDD	— Floating Rate Daily Demand	MBIA	— Municipal Bond Insurance Association
FRWD	— Floating Rate Weekly Demand

2

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock New Jersey Municipal Bond Trust___

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: __/s/ Robert S. Kapito_____________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 22, 2005

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 22, 2005